INTANGIBLE ASSETS (Schedule of Annual Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Year ending December 31
2025	$ 4,428
2026	4,428
2027	4,428
2028	4,428
2029	4,428
2030 and thereafter	9,318
Total	$ 31,458